STRUCTURE	12 Months Ended
Dec. 31, 2011
SUBSIDIARIES [Abstract]
SUBSIDIARIES
4. SUBSIDIARIES

The following table lists the Partnership's significant subsidiaries and their purpose as of December 31, 2011. Unless otherwise indicated, the Partnership owns 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Oxbow Holdings Inc.	British Virgin Islands	Holding Company
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar 2215 (UK) Limited	United Kingdom	Operates Methane Princess
Golar Spirit (UK) Limited	United Kingdom	Operates Golar Spirit
Golar Winter (UK) Limited	United Kingdom	Operates Golar Winter
Golar Freeze (UK) Limited	United Kingdom	Operates Golar Freeze
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company